Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business segment information
Sales (Notes 3, 4, 5)	$ 209,363	$ 171,493	$ 149,743
Excise taxes (Notes 3, 5)	(25,257)	(22,394)	(21,818)
Revenues from sales (Notes 3, 5)	184,106	149,099	127,925
Purchases, net of inventory variation (Note 5)	(125,816)	(99,411)	(83,377)
Other operating expenses (Note 5)	(27,484)	(24,966)	(24,302)
Exploration costs (Note 5)	(797)	(864)	(1,264)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(13,992)	(16,103)	(13,523)
Other income (Note 6)	1,838	3,811	1,299
Other expense (Note 6)	(1,273)	(1,034)	(1,027)
Financial interest on debt	(1,933)	(1,396)	(1,108)
Financial income and expense from cash & cash equivalents	(188)	(138)	4
Cost of net debt (Note 15)	(2,121)	(1,534)	(1,104)
Other financial income (Note 6)	1,120	957	971
Other financial expense (Note 6)	(685)	(642)	(636)
Net income (loss) from equity affiliates (Note 8)	3,170	2,015	2,214
Income taxes (Note 11)	(6,516)	(3,029)	(970)
Consolidated net income	11,550	8,299	6,206
Group share	11,446	8,631	6,196
Non-controlling interests	104	(332)	10
Adjusted
Business segment information
Sales (Notes 3, 4, 5)	209,307	171,513	149,974
Excise taxes (Notes 3, 5)	(25,257)	(22,394)	(21,818)
Revenues from sales (Notes 3, 5)	184,050	149,119	128,156
Purchases, net of inventory variation (Note 5)	(125,134)	(99,534)	(83,916)
Other operating expenses (Note 5)	(27,060)	(24,427)	(23,832)
Exploration costs (Note 5)	(797)	(864)	(914)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(12,218)	(11,441)	(11,294)
Other income (Note 6)	1,518	772	964
Other expense (Note 6)	(448)	(389)	(537)
Financial interest on debt	(1,866)	(1,367)	(1,085)
Financial income and expense from cash & cash equivalents	(188)	(138)	4
Cost of net debt (Note 15)	(2,054)	(1,505)	(1,081)
Other financial income (Note 6)	1,120	957	971
Other financial expense (Note 6)	(685)	(642)	(636)
Net income (loss) from equity affiliates (Note 8)	3,161	2,574	2,531
Income taxes (Note 11)	(7,489)	(3,858)	(1,965)
Consolidated net income	13,964	10,762	8,447
Group share	13,559	10,578	8,287
Non-controlling interests	405	184	160
Adjustments
Business segment information
Sales (Notes 3, 4, 5)	56	(20)	(231)
Revenues from sales (Notes 3, 5)	56	(20)	(231)
Purchases, net of inventory variation (Note 5)	(682)	123	539
Other operating expenses (Note 5)	(424)	(539)	(470)
Exploration costs (Note 5)			(350)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(1,774)	(4,662)	(2,229)
Other income (Note 6)	320	3,039	335
Other expense (Note 6)	(825)	(645)	(490)
Financial interest on debt	(67)	(29)	(23)
Cost of net debt (Note 15)	(67)	(29)	(23)
Net income (loss) from equity affiliates (Note 8)	9	(559)	(317)
Income taxes (Note 11)	973	829	995
Consolidated net income	(2,414)	(2,463)	(2,241)
Group share	(2,113)	(1,947)	(2,091)
Non-controlling interests	$ (301)	$ (516)	$ (150)